Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
	(in millions)
Fees and commissions on deposits	¥51,032	¥49,785	¥36,703
Fees and commissions on remittances and transfers	157,236	147,582	151,663
Fees and commissions on foreign trading business	56,344	69,010	74,485
Fees and commissions on credit card business	207,080	230,386	251,025
Fees and commissions on security-related services	264,530	224,900	278,502
Fees and commissions on administration and management services for investment funds	286,549	282,282	317,323
Trust fees	133,322	131,069	129,393
Guarantee fees(1)	45,849	47,986	51,167
Insurance commissions	42,353	49,420	64,665
Fees and commissions on real estate business	65,611	68,407	68,439
Other fees and commissions(2)	348,957	400,810	475,609
Total	¥1,658,863	¥1,701,637	¥1,898,974

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.